UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive
Suite 2880
Chicago, Illinois	60606

(Address of principal executive offices)	(Zip code)

Gerald W. Perritt
300 South Wacker Drive
Suite 2880
Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 669-1650

Date of fiscal year end: October 31

Date of reporting period: July 1, 2004 to June 30, 2005

        Proxy Voting Record for the Reporting Period from July 1, 2004 to June 30, 2005

        Perritt MicroCap Opportunities Fund, Inc. (the “Fund”) is an open-end, management investment company registered under the Investment Company Act of 1940. The table below discloses the following information for each matter relating to a portfolio security of the Fund considered at any shareholder meeting held during the period covered by this report, with respect to which the Fund was entitled to vote:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security;

•	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

•	The shareholder meeting date; and

•	A brief identification of the matter voted on.

        For each matter identified in the table below (unless otherwise noted): (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date	Proposal*
Aceto Corporation	ACET	004446100	12/2/2004	1,2

Actel Corporation	ACTL	004934105	6/3/2005	1,2,3

AEP Industries, Inc.	AEPI	001031103	4/12/2005	1,2

Aladdin Knowledge Systems Ltd.	ALDN	M0392N101	11/4/2004	1,2,8,11

Allied Healthcare Products, Inc.	AHPI	019222108	11/12/2004	1

American Ecology Corporation	ECOL	025533407	5/25/2005	1,2,15

American Software, Inc.	AMSWA	029683109	8/16/2004	1

AMX Corporation	AMXC	00180C105	8/19/2004	1,2

Anika Therapeutics, Inc.	ANIK	035255108	6/1/2005	1

Ashworth, Inc.	ASHW	04516H101	3/16/2005	1

Boston Acoustics, Inc.	BOSA	100534106	8/17/2004	1,2

Brigham Exploration Company	BEXP	109178103	6/8/2005	1,2

Cantel Medical Corp.	CMN	138098108	12/16/2004	1,2,3

Captaris, Inc.	CAPA	14071N104	5/12/2005	1,2

Captiva Software Corporation	CPTV	14073T109	5/26/2005	1,2,4

CardioTech International, Inc.	CTE	14160C100	9/9/2004	1,3

Cascade Corporation	CAE	147195101	6/7/2005	1,3

Celadon Group, Inc.	CLDN	150838100	11/19/2004	1

Cellstar Corporation	CLST.PK	150925204	11/5/2004	1

Century Aluminum Company	CENX	156431108	7/16/2004	1,2,3

Century Casinos, Inc.	CNTY	156492100	6/17/2005	1,3

CNS, Inc.	CNXS	126136100	8/25/2004	1,2

Comarco, Inc.	CMRO	200080109	6/21/2005	1,2

Compex Technologies, Inc.	CMPX	204513105	11/11/2004	1

Cosine Communications, Inc.	COSN.PK	221222607	12/16/2004	1,2

Culp, Inc.	CFI	230215105	9/21/2004	1,2

Danka Business Systems plc	DANKY	236277109	12/7/2004	1,2,9

Dawson Geophysical Company	DWSN	239359102	1/25/2005	1,2

Digi International, Inc.	DGII	253798102	1/19/2005	1,2

DrugMax, Inc.	DMAX	262240104	11/12/2004	1,3,6,7,
				11,13

Duckwall-ALCO Stores, Inc.	DUCK	264142100	5/26/2005	1,2

Duratek, Inc.	DRTK	26658Q102	5/5/2005	1

EFJ, Inc.	EFJI	26843B101	6/10/2005	1,2,3

Electric City Corp.	ELC	284868106	5/4/2005	1,4

Emak Worldwide, Inc.	EMAK	26861V104	6/2/2005	1,2,6

Exponent, Inc.	EXPO	30214U102	6/1/2005	1,2

Factory Card & Party Outlet Corp.	FCPO	303051106	6/7/2005	1,2

Finlay Enterprises	FNLY	317884203	6/16/2005	1

Finlay Enterprises, Inc.	FNLY	317884203	9/8/2004	3

Flanders Corporation	FLDR	338494107	12/16/2004	1

FSI International, Inc.	FSII	302633102	1/26/2005	1,3

Gilat Satellite Networks Ltd.	GILTF	M51474118	2/3/2005	1,3,6

Gilat Satellite Networks Ltd.	GILTF	M51474118	5/5/2005	1,2,6,14

Globecomm Systems Inc.	GCOM	37956X103	11/17/2004	1,2,3,6

Gulfmark Offshore, Inc.	GMRK	402629109	5/19/2005	1,2,3

Haggar Corp.	HGGR	405173105	2/9/2005	1,2

Harmonic Inc.	HLIT	413160102	5/26/2005	1,2

Hauppauge Digital, Inc.	HAUP	419131107	9/27/2004	1,3

Healthcare Services Group, Inc.	HCSG	421906108	5/24/2005	1,2,3

Helen of Troy Limited	HELE	G4388N106	8/31/2004	1,2,3

Hooker Furniture Corporation	HOFT	439038100	3/30/2005	1,3

Horizon Health Corporation	HORC	44041Y104	1/21/2005	1,3

KCS Energy, Inc	KCS	482434206	6/10/2005	1,3

KCS Energy, Inc.	KCS	482434206	5/26/2005	1,3

LaBarge, Inc.	LB	502470107	11/17/2004	1,2,3

Landec Corporation	LNDC	514766104	9/30/2004	1,2

Layne Christensen Company	LAYN	521050104	6/9/2005	1,5**

LifeCell Corporation	LIFC	531927101	7/15/2004	1

Lifeline Systems, Inc.	LIFE	532192101	12/8/2004	12

Lifetime Brands, Inc.	LCUT	531926103	6/7/2005	1,2,10

LoJack Corporation	LOJN	539451104	5/19/2005	1,2,3,6,
				10,16

MapInfo Corporation	MAPS	565105103	2/17/2005	1,2,3

Marinemax, Inc.	HZO	567908108	2/3/2005	1,2,3,4

Matrixx Initiatives, Inc.	MTXX	57685L105	5/24/2005	1,3

Measurement Specialties, Inc.	MSS	583421102	9/8/2004	1,2

Medical Action Industries Inc.	MDCI	58449L100	8/5/2004	1,2,3

Michael Baker Corporation	BKR	057149106	4/21/2005	1

Modtech Holdings, Inc.	MODT	60783C100	8/10/2004	1

Moldflow Corporation	MFLO	608507109	11/18/2004	1

Monarch Casino & Resort, Inc.	MCRI	609027107	5/26/2005	1,3,4

Monmouth Real Estate Investment Corporation	MNRTA	609720107	4/28/2005	1,2

Monro Muffler Brake, Inc.	MNRO	610236101	8/10/2004	1,2

Natco Group Inc.	NTG	63227W203	5/26/2005	1,2

National Dentex Corporation	NADX	63563H109	6/22/2005	1,2

Natus Medical Incorporated	BABY	639050103	6/9/2005	1,2,3

Newpark Resources, Inc.	NR	651718504	6/8/2005	1,2

Noble International, Ltd.	NOBL	655053106	6/24/2005	1,2

Novagold Resources Inc.	NG	66987E206	4/26/2005	1,2,3

OMI Corporation	OMM	Y6476W104	5/19/2005	1,2

Omni Energy Services Corp.	OMNI	68210T208	11/30/2004	3

OSI Systems, Inc.	OSIS	671044105	11/8/2004	1,2,3,4

Penford Corporation	PENX	707051108	1/28/2005	1

Perry Ellis International, Inc.	PERY	288853104	6/7/2005	1,2,3

Petmed Express, Inc.	PETS	716382106	8/6/2004	1,2

Phoenix Footwear Group, Inc.	PXG	71903M100	5/18/2005	1

PLATO Learning, Inc.	TUTR	72764Y100	3/3/2005	1,2

Poore Brothers, Inc.	SNAK	732813100	5/17/2005	1,3,5**

Printronix, Inc.	PTNX	742578107	8/17/2004	1

Psychemedics Corporation	PMD	744375205	5/24/2005	1

Q.E.P. Co., Inc.	QEPC	74727K102	7/9/2004	1,2,3

QC Holdings, Inc.	QCCO	74729T101	6/7/2005	1

Quixote Corporation	QUIX	749056107	11/18/2004	1,2,3,4

Radvision Ltd.	RVSN	M81869105	6/19/2005	1,2,8

Radyne Corporation	RADN	750611402	6/8/2005	1

Raven Industries	RAVN	754212108	5/26/2005	1

RC2 Corporation	RCRC	749388104	5/6/2005	1,3

RCM Technologies, Inc.	RCMT	749360400	6/16/2005	1,2

Rentrak Corporation	RENT	760174102	8/24/2004	1

Rex Stores Corporation	RSC	761624105	5/26/2005	1

RF Monolithics, Inc.	RFMI	74955F106	1/19/2005	1,2

Rimage Corporation	RIMG	766721104	5/17/2005	1,4

Rush Enterprises, Inc.	RUSHA	781846209	5/25/2005	1,2

Rush Enterprises, Inc.	RUSHB	781846308	5/25/2005	1,2

Sanders Morris Harris Group Inc.	SMHG	80000Q104	6/16/2005	1

SFBC International, Inc.	SFCC	784121105	6/21/2005	1,2,3

SpatiaLight, Inc.	HDTV	847247101	6/1/2005	1,2

Stewart Enterprises, Inc.	STEI	860370105	4/5/2005	1,2,3

Stratagene Corporation	STGN	86269H107	6/3/2005	1

Stratex Networks, Inc.	STXN	86279T109	8/16/2004	1,2

Sunopta Inc.	STKL	8676EP108	5/24/2005	1,2

Synagro Technologies, Inc.	SYGR	871562203	6/1/2005	1

Tandy Brands Accessories, Inc.	TBAC	875378101	10/14/2004	1

TBC Corporation	TBCC	872183108	6/7/2005	1

Team, Inc.	TMI	878155100	9/23/2004	1,2

Telecommunication Systems, Inc.	TSYS	87929J103	7/15/2004	1,3

Telecommunication Systems, Inc.	TSYS	87929J103	6/9/2005	1

The Allied Defense Group, Inc.	ADG	019118108	6/17/2005	1,3

The Keith Companies Inc.	TKCI	487539108	5/17/2005	1,2

The Management Network Group, Inc.	TMNG	561693102	6/9/2005	1,2

The Middleby Corporation	MIDD	596278101	5/11/2005	1,2,3,6

Titan International, Inc.	TWI	88830M102	5/19/2005	1,2,3,

TradeStation Group, Inc.	TRAD	89267P105	7/21/2004	1,2

TransGlobe Energy Corporation	TGA	893662106	5/11/2005	1,2,16

Transport Corporation of America, Inc.	TCAM	89385P102	5/25/2005	1

Trinity Biotech plc	TRIBD	896438108	6/13/2005	1,8

Twin Disc, Incorporated	TDI	901476101	10/15/2004	1,3

Tyler Technologies, Inc.	TYL	902252105	5/19/2005	1,2

Universal Electronics Inc.	UEIC	913483103	6/15/2005	1,2

VAALCO Energy, Inc.	EGY	91851C201	6/8/2005	1,2

Vasogen Inc.	VSGN	92232F103	3/16/2005	1,2,3

Versar Inc.	VSR	925297103	11/17/2004	1,2,3

Vitran Corporation Inc.	VTNC	92850E107	4/2/2005	1,2,10

Watchguard Technologies, Inc.	WGRD	941105108	6/3/2005	1,2

Water Pik Technologies, Inc.	PIK	94113U100	5/12/2005	1,2,10

World Air Holdings, Inc.	WLDA	98442V104	5/5/2005	1,2

World Fuel Services Corporation	INT	981475106	6/20/2005	1,2

Zevex International, Inc.	ZVXI	98950E400	5/18/2005	1,2

Zila, Inc.	ZILA	989513205	12/16/2004	1, 3

Zomax Incorporated	ZOMX	989929104	5/24/2005	1,2

* Proposal Respecting:

1.	Election of Directors.
2.	Ratification/Appointment of Auditors.
3.	Approval of Adoption of or an Amendment to Stock Purchase Plan, Stock Option Plan, Bonus Plan and/or Incentive Plan.
4.	Approval of Amendment to Increase/Decrease Authorized Shares and/or Par Value.
5.	Shareholder Request for Additional Information and/or Proposal.
6.	Approval of Amendment to Certificate of Incorporation or Equivalent Charter Documents.
7.	Approval of Indemnification Agreement or Arrangement Respecting Officers and Directors.
8.	Authorized Board to Fix Auditor’s Remuneration or Executive Compensation.
9.	Approval of Reorganization Transaction.
10.	Approval of Amendments to Company’s By-laws.
11.	Other: With respect to Aladdin Knowledge Systems Ltd., a proposal respecting insurance coverage for the directors. With respect to DrugMax, Inc., a proposal to limit the personal liability of a director for monetary damages for a breach of duty to the amount of compensation received for serving as a director and a proposal to approve a reverse stock split of the common stock at a ratio of between four-for-five and one-for-two.
12.	Capital Structure Changes.
13.	Approval of Merger Proposal.
14.	Approval of Financial Statements.
15.	Approval of Non-Employee Director Compensation.
16.	Fixing the Number of Directors.

** This matter was proposed by a shareholder, and the Fund voted against the matter in accordance with the recommendation of management. With respect to Layne Christensen Company, the shareholder proposal sought to declassify the Board of Directors. With respect to Poore Brothers, Inc., the shareholder proposal sought for the company to change its proxy cards so that the word “Against” would be substituted for the word “Withhold” in relation to voting on the election of directors.

SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Dated August 15, 2005.

PERRITT MICROCAP OPPORTUNITIES FUND, INC.
By: /s/ Michael J. Corbett
Michael J. Corbett
President (Principal Executive Officer)